COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2008	Dec. 31, 2018 USD ($) vessel	Sep. 30, 2015 USD ($) vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Charter term, total		10 years
Number of vessels under capital lease | vessel				1	8
Committed To Install Scrubbers
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels at year end | vessel				20
Remaining financial commitment | $				$ 28,500,000.0
Commitment To Install Ballast Water Treatment System
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels at year end | vessel				10
Remaining financial commitment | $				$ 3,410,500.0000
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option net of sellers credit | $	$ 112,000,000				$ 112,000,000
Charter contract term	10 years	10 years
Charter term extension	3 years	3 years
Daily time charter rate, period 2 | $	$ 14,900	$ 14,900
Golden Eclipse [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels acquired upon the merger | vessel				1
Charter term, total			10 years